Stock Based Compensation - Summary of Stock Option Activity Under the Plan (Details) - 2010 Plan, 2020 Plan, 2023 Plan - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Beginning balance	155,441	172,079
Number of Options, Granted	147,443	10,308
Number of Options, Cancellations and forfeitures	(17,906)	(15,003)
Number of Options, Exercised	(646)	(11,943)
Number of Options, Ending balance	284,332	155,441	172,079
Number of Options, Exercisable	114,913	109,436
Weighted-Average Exercise Price, Beginning balance	$ 66.75	$ 58.75
Weighted-Average Exercise Price, Granted	46.5	135.25
Weighted-Average Exercise Price, Cancellations and forfeitures	57	50
Weighted-Average Exercise Price, Exercised	34.25	28.75
Weighted-Average Exercise Price, Ending balance	57	66.75	$ 58.75
Weighted-Average Exercise Price, Exercisable	$ 62	$ 55.75
Weighted-Average Remaining Contractual Term	7 years 10 months 24 days	6 years 10 months 24 days	7 years 8 months 12 days
Weighted-Average Remaining Contractual Term, Exercisable	5 years 10 months 24 days	6 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding		$ 5,565	$ 9,437
Aggregate Intrinsic Value, Exercisable		$ 4,812